Cost of goods sold and services provided (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning		$ (20,727)	$ (24,063)	$ 23,253
IFRS 15 adjustment		(5,825)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest		892	482	(439)
Changes in net realizable value of agricultural products after harvest		(30)	30	(407)
Deconsolidation			(9,764)
Financial costs capitalized		12	17
Currency translation adjustment		(1,341)	8,600	4,946
Acquisition for business combination			593
Transfers		104	(490)	38
Harvest		5,604	4,336	4,048
Acquisitions and classifications		46,746	34,484	10,705
Consume		(3,403)	240	(1,930)
Disposals due to sales			(16)
Expenses incurred		1,828	1,845	26,444
Inventories, ending		(12,128)	(20,727)	(24,063)
At Cost [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning		43,693	42,595
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Inventories, ending		53,173	43,693	42,595
Cost of sales and services from agricultural business [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	[1]	4,293
IFRS 15 adjustment	[1]
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	[1]	892
Changes in net realizable value of agricultural products after harvest	[1]	(30)
Deconsolidation
Financial costs capitalized	[1]
Currency translation adjustment	[1]	(373)
Acquisition for business combination	[1]
Transfers	[1]
Harvest	[1]	5,604
Acquisitions and classifications	[1]	7,475
Consume	[1]	(3,403)
Disposals due to sales	[1]
Expenses incurred	[1]	1,828
Inventories, ending	[1]	(5,132)	4,293
Cost of sales and services from agricultural business [Member] | At Cost [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	[1]	9,032	7,223
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Inventories, ending	[1]	11,154	9,032	7,223
Cost of sales and services from sales and services from urban properties and investment business [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	[2]	16,421
IFRS 15 adjustment	[2]	(5,825)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	[2]
Changes in net realizable value of agricultural products after harvest	[2]
Deconsolidation
Financial costs capitalized	[2]	12
Currency translation adjustment	[2]	(968)
Acquisition for business combination	[2]
Transfers	[2]	104
Harvest	[2]
Acquisitions and classifications	[2]	39,271
Consume	[2]
Disposals due to sales	[2]
Expenses incurred	[2]
Inventories, ending	[2]	(6,996)	16,421
Cost of sales and services from sales and services from urban properties and investment business [Member] | At Cost [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	[2]	34,661	35,372
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Inventories, ending	[2]	$ 42,019	$ 34,661	$ 35,372

[1]	Includes biological assets (see Note 13.)
[2]	Includes trade properties (see Note 11).